Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
Schedule of Trade Receivables, Net
	As at December 31
	2017	2016
	$ thousands
Trade Receivables	44,137	285,100
Less – allowance for doubtful debts	-	(568)
	44,137	284,532